NON-CONTROLLING INTERESTS - Summarized Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenue	$ 11,397	$ 11,013
Net income	1,953	1,017
Other comprehensive income (loss)	(2)	49
Total comprehensive income (loss)	1,951	1,066
Net cash provided by (used in) operating activities	3,732	3,481
Net cash used in investing activities	(2,816)	(1,711)
Net cash provided by (used in) financing activities	(1,205)	(2,604)
Increase (decrease) in cash and cash equivalents	(292)	(840)
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Revenue	6,051	5,573
Net income	1,645	3,018
Other comprehensive income (loss)	(8)	1
Total comprehensive income (loss)	1,637	3,019
Dividends paid to non-controlling interests	454	626
Net cash provided by (used in) operating activities	2,667	2,693
Net cash used in investing activities	(1,405)	(1,103)
Net cash provided by (used in) financing activities	(1,182)	(1,631)
Increase (decrease) in cash and cash equivalents	80	(41)
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Revenue	1,118	1,303
Net income	108	170
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	108	170
Dividends paid to non-controlling interests	48	60
Net cash provided by (used in) operating activities	447	524
Net cash used in investing activities	(429)	(599)
Net cash provided by (used in) financing activities	42	67
Increase (decrease) in cash and cash equivalents	60	(8)
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Revenue	1,033	1,032
Net income	158	210
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	158	210
Dividends paid to non-controlling interests	0	3
Net cash provided by (used in) operating activities	238	275
Net cash used in investing activities	(311)	(253)
Net cash provided by (used in) financing activities	(46)	(222)
Increase (decrease) in cash and cash equivalents	(119)	(200)
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Revenue	1,335	1,236
Net income	326	(912)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	326	(912)
Dividends paid to non-controlling interests	48	35
Net cash provided by (used in) operating activities	467	459
Net cash used in investing activities	(375)	(322)
Net cash provided by (used in) financing activities	(196)	(176)
Increase (decrease) in cash and cash equivalents	(104)	(39)
Tongon [Member]
Disclosure of subsidiaries [line items]
Revenue	398	356
Net income	64	(4)
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	64	(4)
Dividends paid to non-controlling interests	4	13
Net cash provided by (used in) operating activities	82	75
Net cash used in investing activities	(30)	(32)
Net cash provided by (used in) financing activities	(103)	(76)
Increase (decrease) in cash and cash equivalents	(51)	$ (33)
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Revenue	0
Net income	(62)
Other comprehensive income (loss)	0
Total comprehensive income (loss)	(62)
Dividends paid to non-controlling interests	0
Net cash provided by (used in) operating activities	(38)
Net cash used in investing activities	(3)
Net cash provided by (used in) financing activities	54
Increase (decrease) in cash and cash equivalents	$ 13